FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
September 30, 2024	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and Investment held in Trust Account	1	$6,601,357	—	—
Liabilities:
Subscription Agreement loan	3	$—	—	$4,903,971
Loan and Transfer notes payable	3	$—	—	$436,284

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2023	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$19,901,169	—	—

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2023	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$19,901,169	—	—

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2022	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$299,004,083	—	—

SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES	The key inputs of the models used to value the Company’s Subscription Agreement loan were:
Inputs	September 30, 2024
Term Remaining	0.20
Share Price	$12.21
Risk-Free Rate	4.77%

SCHEDULE OF FAIR VALUE OF FINANCIAL LIABILITIES

The change in the fair value of Subscription Agreement loans measured using Level 3 inputs is summarized as follows:

Initial Subscription Agreement loans at March 5, 2024	$1,786,236
Change in fair value	3,117,735
Subscription Agreement loans at September 30, 2024	$4,903,971

SCHEDULE OF LOAN AND TRANSFER NOTE PAYABLE

The key inputs of the models used to value the Company’s Loan and Transfer notes payable as of March 31, 2024 and June 30, 2024 were:

Inputs	March 31, 2024
Term Remaining	1.47
Share Price	$11.015
Risk-Free Rate	4.78%

Inputs	June 30, 2024
Term Remaining	1.30
Share Price	$11.27
Risk-Free Rate	4.95%

SCHEDULE OF FAIR VALUE OF LOAN AND TRANSFER NOTE PAYABLE

The change in the fair value of Loan and Transfer notes payable measured using Level 3 inputs, for September 30, 2024 and December 31, 2023 is summarized as follows:

Loan and Transfer notes payable at December 31, 2023	$12,384
Change in fair value	423,900
Loan and Transfer notes payable at September 30, 2024	$436,284